Loans, Past Due (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	$ 9,701,377	$ 9,365,819
Accruing Loans 90 Days or More Past Due	6,642	3,991
Total Accruing Loans Past Due	9,708,019	9,369,810
Nonaccrual Loans	18,334,265	24,114,499
Current Loans	718,051,525	717,734,153
Total Loans	746,093,809	751,218,462	747,050,011
Interest income	591,900	968,700	1,634,600
Commercial [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	872,321	581,281
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	872,321	581,281
Nonaccrual Loans	405,398	1,646,418
Current Loans	49,682,546	45,879,749
Total Loans	50,960,265	48,107,448	55,684,492
Agricultural [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	0	81,036
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	0	81,036
Nonaccrual Loans	44,605	0
Current Loans	16,644,839	10,584,902
Total Loans	16,689,444	10,665,938	6,210,953
Commercial Construction [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	141,850	139,826
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	141,850	139,826
Nonaccrual Loans	3,251,290	8,221,745
Current Loans	47,865,830	44,377,212
Total Loans	51,258,970	52,738,783	53,808,056
Residential Construction [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	0	0
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	0	0
Nonaccrual Loans	0	0
Current Loans	11,220,683	6,549,260
Total Loans	11,220,683	6,549,260	5,852,238
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	2,309,114	2,287,341
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	2,309,114	2,287,341
Nonaccrual Loans	5,325,047	7,366,703
Current Loans	324,596,686	332,129,494
Total Loans	332,230,847	341,783,538	334,386,177
Residential [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	5,782,701	5,273,586
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	5,782,701	5,273,586
Nonaccrual Loans	7,461,507	4,933,420
Current Loans	190,508,412	196,050,921
Total Loans	203,752,620	206,257,927	203,844,522
Farmland [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	281,967	350,718
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	281,967	350,718
Nonaccrual Loans	1,449,226	1,629,611
Current Loans	48,219,791	45,054,097
Total Loans	49,950,984	47,034,426	49,056,861
Consumer [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	313,424	453,580
Accruing Loans 90 Days or More Past Due	6,642	3,991
Total Accruing Loans Past Due	320,066	457,571
Nonaccrual Loans	201,695	307,456
Current Loans	22,298,553	24,910,533
Total Loans	22,820,314	25,675,560	29,777,776
Other [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	0	198,451
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	0	198,451
Nonaccrual Loans	195,497	9,146
Current Loans	7,014,185	12,197,985
Total Loans	$ 7,209,682	$ 12,405,582	$ 8,428,936